Restructuring - Restructuring Provisions (Details) - Restructuring Provisions € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Provisions
Beginning balance	€ 37
Additions	3,144
Utilizations	(1,061)
Transfer to other employee-related obligations	(1,310)
Transfer to share-based compensation liability	(123)
Currency effects	(6)
Ending balance	€ 681